Business Combinations	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Business Combinations
28.
Business Combinations

During the year ended December 31, 2023, the Group acquired equity interests of companies with total considerations of RMB67 million. The revenue and the results contributed by the acquired subsidiaries subsequent to the acquisition was not material to the Group. The Group’s revenue and results for the year would not be materially different should these acquisitions had occurred on 1 January 2023.